Schedule of Amortization Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023	$ 33
2024	131	$ 131
2025	131	132
2026	132	131
2026		131
Thereafter		213
Thereafter	213
Total	$ 640	$ 738